Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-1081436
Plan number	004
Total investments, at fair value	$ 10,770,028,955
Participant loan, current value	$ 32,182,682
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Common Collective Trust Funds:
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	$ 3,190,241,363
Collective Investment Trust Funds:
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	6,571,269,516
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1950 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	272,425,243
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1955 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	98,327,780
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1960 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	289,753,630
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1965 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	464,342,949
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1970 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	453,354,735
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1975 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	324,852,697
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1980 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	219,817,144
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1985 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	174,833,623
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1990 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	141,083,437
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 1995 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	47,610,748
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 2000 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	33,987,941
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | 2005 Birth Date Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	257,814
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Conservative Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	135,383,614
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Core Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	254,308,134
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Emerging Markets Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	126,198,807
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Global Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	54,952,454
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | High Yield Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	88,557,323
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	477,342,952
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Real Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	68,966,022
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	317,481,635
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | US Large Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	2,051,603,120
Investment, Identifier [Axis]: Collective Investment Trust Funds | SEI Trust Company | US Small/Mid Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	475,827,714
Investment, Identifier [Axis]: Common Collective Trust Funds | BlackRock | MSCI ACWI EX-US Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	254,763,205
Investment, Identifier [Axis]: Common Collective Trust Funds | BlackRock | Russell 1000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	2,308,933,976
Investment, Identifier [Axis]: Common Collective Trust Funds | BlackRock | Russell 2500 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	446,080,100
Investment, Identifier [Axis]: Common Collective Trust Funds | BlackRock | US Debt Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	180,464,082
Investment, Identifier [Axis]: Common Stock | HP Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	84,314,070
Investment, Identifier [Axis]: Fidelity | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	494,489,776
Investment, Identifier [Axis]: Mutual Fund | Dreyfus | Government Cash Management Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	13,097,347
Investment, Identifier [Axis]: Short-Term Investment | Vanguard | Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments, at fair value	$ 416,616,883